UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21281

                      OPPENHEIMER PRINCIPAL PROTECTED TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 05/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Principal Protected Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                         SHARES              VALUE
---------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--100.1%
---------------------------------------------------------------------------------------------------
U.S. EQUITY--100.1%
Oppenheimer Main Street Fund, Cl. Y 1,2 (Cost $160,402,832)           5,476,936     $  209,657,139
---------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $160,402,832)                           100.1%       209,657,139
---------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                      (0.1)          (162,145)
                                                                     ------------------------------
NET ASSETS                                                                100.0%    $  209,494,994
                                                                     ==============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Represents ownership of an affiliated fund, at or during the period ended May 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 SHARES          GROSS            GROSS            SHARES
                                        AUGUST 31, 2005      ADDITIONS       REDUCTIONS      MAY 31, 2006
---------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y           5,428,525      1,105,831        1,057,420         5,476,936

                                                                               DIVIDEND          REALIZED
                                                                 VALUE           INCOME              GAIN
---------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                    $   209,657,139    $   3,149,822     $     174,605

2. See the underlying fund's Statement of Investments and the accompanying Notes following this statement and notes thereto.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $160,974,018
                                              ============

Gross unrealized appreciation                 $ 48,683,121
Gross unrealized depreciation                           --
                                              ------------
Net unrealized appreciation                   $ 48,683,121
                                              ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA (the Warranty Provider) to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty


1                     |         OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

Oppenheimer Principal Protected Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value. The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person. The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders.

The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund.

SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period. Long-term debt securities having a remaining maturity in excess of 60 days will be valued at the mean between the "bid" and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.


2                     |         OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

Oppenheimer Principal Protected Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS AND NOTES FOR OPPENHEIMER MAIN STREET FUND (UNDERLYING
FUND)


3                     |         OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.3%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.8%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Autoliv, Inc.                                                                 46,200    $     2,568,720
-------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                       623,400         53,094,978
-------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1                                                               47,800          1,139,552
                                                                                        ---------------
                                                                                             56,803,250
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Thor Industries, Inc.                                                         32,900          1,581,832
-------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Career Education Corp. 1                                                      86,100          2,805,999
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Brinker International, Inc.                                                   56,300          2,066,210
-------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                              43,100          1,613,233
-------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                             43,800          2,368,266
-------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                                       72,000          1,207,440
-------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                      75,500          2,673,455
-------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                                          60,900          1,442,112
-------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                          182,900          5,022,434
-------------------------------------------------------------------------------------------------------
International Game Technology                                                655,000         24,385,650
-------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                       27,100          1,128,986
-------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                              74,700          2,477,799
-------------------------------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                                           407,300         16,886,658
-------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                            159,800          5,696,870
-------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                                          30,200          1,085,690
-------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                   72,000          4,340,160
-------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                            503,100         25,356,240
                                                                                        ---------------
                                                                                             97,751,203
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
American Greetings Corp., Cl. A                                               84,500          1,900,405
-------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                          47,300          4,113,208
-------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                   29,200          1,111,352
-------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc.                                          50,600          1,088,912
-------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                         99,300          2,521,227
-------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                               52,800          4,747,776
                                                                                        ---------------
                                                                                             15,482,880
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Hasbro, Inc.                                                                  31,200            578,448
-------------------------------------------------------------------------------------------------------
MEDIA--2.3%
CBS Corp., Cl. B                                                             165,138          4,278,726
-------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                         1,724,500         53,114,600
-------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                            594,100         32,087,341
-------------------------------------------------------------------------------------------------------
Live Nation 1                                                                105,025          2,394,570
-------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                 805,000         41,538,000
-------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                      709,900         13,537,793
-------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                           62,200          5,915,842
-------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                            897,300         15,442,533
-------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                         75,038          2,832,685


1                             |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Walt Disney Co. (The)                                                      2,951,400    $    90,017,700
                                                                                        ---------------
                                                                                            261,159,790
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Big Lots, Inc. 1                                                              40,700            660,154
-------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                       131,400          3,576,708
-------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                   187,300          4,950,339
-------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                   158,500          3,959,330
-------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                          831,600         50,528,016
-------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                            1,152,400         42,442,892
-------------------------------------------------------------------------------------------------------
Target Corp.                                                                 471,000         23,041,320
                                                                                        ---------------
                                                                                            129,158,759
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.7%
AnnTaylor Stores Corp. 1                                                      60,000          2,307,600
-------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                           196,479          4,261,630
-------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                         124,800          4,764,864
-------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                           203,300         10,774,900
-------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                                                     118,000          1,314,520
-------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                 192,100          5,772,605
-------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                        107,400          2,918,058
-------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                                                      46,700          1,092,313
-------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. A 1,2                                                     77,000          3,306,380
-------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                            1,866,000         33,961,200
-------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc.                                                      23,700          1,440,249
-------------------------------------------------------------------------------------------------------
Guess?, Inc. 1                                                                27,300          1,131,858
-------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                              34,700          1,228,033
-------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                           1,211,300         46,174,756
-------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                         566,950         15,398,362
-------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                          1,093,700         68,115,636
-------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                   99,750          3,378,533
-------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                        116,800          4,540,016
-------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                       1,145,800         47,630,906
-------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                                          18,400          1,063,520
-------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                    26,300            701,684
-------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                             107,900          1,814,878
-------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                         71,800          1,707,404
-------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1                                                        14,100            461,916
-------------------------------------------------------------------------------------------------------
Staples, Inc.                                                              1,085,250         25,492,523
-------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                            6,900            146,763
-------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                         188,000          4,457,480
-------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                                   61,000          2,501,000
                                                                                        ---------------
                                                                                            297,859,587
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Brown Shoe Co., Inc.                                                          31,200          1,097,616
-------------------------------------------------------------------------------------------------------
Columbia Sportswear Co. 1                                                     25,700          1,216,381
-------------------------------------------------------------------------------------------------------
Kellwood Co.                                                                  18,300            570,777


2                             |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Liz Claiborne, Inc.                                                           61,600    $     2,382,072
-------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                     13,900            492,755
-------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                       35,300          1,994,450
-------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                                44,800          1,203,328
                                                                                        ---------------
                                                                                              8,957,379
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.1%
-------------------------------------------------------------------------------------------------------
BEVERAGES--1.7%
Coca-Cola Co. (The)                                                        1,872,700         82,454,981
-------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                             287,900          9,022,786
-------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                              1,594,530         96,405,284
                                                                                        ---------------
                                                                                            187,883,051
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Albertson's, Inc.                                                            182,900          4,684,069
-------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                       663,600         35,124,348
-------------------------------------------------------------------------------------------------------
Kroger Co. (The)                                                           2,065,900         41,545,249
-------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                       24,500          1,127,980
-------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1                                                  14,600            475,814
-------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                              1,677,500         39,555,450
-------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                      1,042,800         50,523,660
                                                                                        ---------------
                                                                                            173,036,570
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Campbell Soup Co.                                                            562,800         19,804,932
-------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                        1,313,400         29,682,840
-------------------------------------------------------------------------------------------------------
Dean Foods Co. 1                                                             111,200          3,969,840
-------------------------------------------------------------------------------------------------------
Del Monte Foods Co.                                                          160,100          1,895,584
-------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                          132,200          6,859,858
                                                                                        ---------------
                                                                                             62,213,054
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.4%
Colgate-Palmolive Co.                                                        831,800         50,190,812
-------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                 1,946,985        105,623,936
                                                                                        ---------------
                                                                                            155,814,748
-------------------------------------------------------------------------------------------------------
TOBACCO--1.9%
Altria Group, Inc.                                                         2,291,200        165,768,320
-------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                    75,700          3,515,508
-------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                      436,500         47,988,810
                                                                                        ---------------
                                                                                            217,272,638
-------------------------------------------------------------------------------------------------------
ENERGY--13.6%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Grey Wolf, Inc. 1                                                             88,900            680,085
-------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                              46,600          2,326,272
-------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                            968,000         63,471,760
-------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                           189,200         15,395,204
-------------------------------------------------------------------------------------------------------
Unit Corp. 1                                                                  32,200          1,929,424
-------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                           30,900          1,459,407
                                                                                        ---------------
                                                                                             85,262,152


3                             |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
OIL & GAS--12.8%
Anadarko Petroleum Corp.                                                   1,244,800    $    61,829,216
-------------------------------------------------------------------------------------------------------
Apache Corp.                                                                 845,900         54,881,992
-------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                              271,840         14,313,863
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                       14,900            455,791
-------------------------------------------------------------------------------------------------------
Chevron Corp.                                                              3,008,060        179,851,907
-------------------------------------------------------------------------------------------------------
Cimarex Energy Co.                                                            91,300          3,703,128
-------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1                                                    62,200          1,762,748
-------------------------------------------------------------------------------------------------------
ConocoPhillips                                                             2,515,596        159,212,071
-------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                         1,104,000         63,325,440
-------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                          749,000         49,179,340
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          6,877,896        418,932,645
-------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                61,600          2,792,328
-------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                            63,600          3,561,600
-------------------------------------------------------------------------------------------------------
Hess Corp.                                                                   312,800         46,920,000
-------------------------------------------------------------------------------------------------------
Holly Corp.                                                                   20,600          1,718,658
-------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1                                                            34,700            977,846
-------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                             480,009         51,288,962
-------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC 1                                                     1                 26
-------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                           836,600         62,786,830
-------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                   861,102         85,326,597
-------------------------------------------------------------------------------------------------------
OMI Corp.                                                                     59,200          1,103,488
-------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                            713,500         25,029,178
-------------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                            75,700          3,411,042
-------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                                   49,600          2,100,064
-------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                               44,300          1,731,687
-------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                 577,700         39,624,443
-------------------------------------------------------------------------------------------------------
Swift Energy Co. 1                                                            50,300          2,020,048
-------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                        620,700         11,298,261
-------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                  99,200          6,756,512
-------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                        1,206,074         73,992,640
-------------------------------------------------------------------------------------------------------
W&T Offshore, Inc.                                                            67,800          2,601,486
                                                                                        ---------------
                                                                                          1,432,489,837
-------------------------------------------------------------------------------------------------------
FINANCIALS--23.6%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.0%
American Capital Strategies Ltd.                                             127,900          4,380,575
-------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                                   421,300         19,282,901
-------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                           1,080,700         35,911,661
-------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                298,600         39,937,750
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                              709,900        107,159,405
-------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                    218,000          3,926,180
-------------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                        125,400          3,666,696
-------------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1                                           35,200            542,784
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                             1,076,000         71,672,360
-------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                     1,191,100         43,093,998
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                  1,487,800        107,731,598
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                             1,687,438        100,605,054


4                             |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
Northern Trust Corp.                                                          18,200    $     1,017,744
-------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                 66,500          1,949,115
-------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                       750,700         12,506,662
-------------------------------------------------------------------------------------------------------
State Street Corp.                                                           100,400          6,234,840
                                                                                        ---------------
                                                                                            559,619,323
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.5%
BB&T Corp.                                                                   589,700         24,513,829
-------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                               140,600          7,697,850
-------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                                  153,700          3,615,024
-------------------------------------------------------------------------------------------------------
KeyCorp                                                                      528,700         18,885,164
-------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                               208,500         23,998,350
-------------------------------------------------------------------------------------------------------
National City Corp.                                                        1,247,000         45,989,360
-------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                               62,500          1,841,875
-------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                            94,100          6,484,431
-------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                      110,857          3,752,509
-------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                         437,100         33,092,841
-------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                           84,800          2,264,160
-------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                               3,432,470        105,960,349
-------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                             67,000          4,532,550
-------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                             2,290,100        122,520,350
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                          1,404,300         93,203,391
                                                                                        ---------------
                                                                                            498,352,033
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
American Express Co.                                                         501,500         27,261,540
-------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                          275,600          8,003,424
-------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                  221,119         18,302,020
                                                                                        ---------------
                                                                                             53,566,984
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.0%
Bank of America Corp.                                                      5,032,039        243,550,688
-------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                              661,400         33,995,960
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                            4,477,446        220,738,088
-------------------------------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A                                28,400          1,160,424
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       3,994,596        170,329,573
-------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                 68,900          3,603,470
                                                                                        ---------------
                                                                                            673,378,203
-------------------------------------------------------------------------------------------------------
INSURANCE--6.7%
ACE Ltd.                                                                     520,000         26,920,400
-------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                  393,000         18,392,400
-------------------------------------------------------------------------------------------------------
Allstate Corp.                                                             1,456,600         80,127,566
-------------------------------------------------------------------------------------------------------
American International Group, Inc.                                         2,229,305        135,541,744
-------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                              76,600          4,453,524
-------------------------------------------------------------------------------------------------------
Aon Corp.                                                                    942,300         33,592,995
-------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                92,200          4,506,736
-------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                          71,600          2,460,892
-------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                  786,200         39,726,686
-------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                             20,984            870,626
-------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                    39,232            856,827
-------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                            1,214,900         40,687,001


5                             |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Hanover Insurance Group, Inc.                                                 73,200    $     3,466,020
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                641,500         56,413,510
-------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                             39,200          2,623,264
-------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                       571,184         32,089,117
-------------------------------------------------------------------------------------------------------
Loews Corp.                                                                  244,700          8,314,906
-------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                   110,000          6,284,300
-------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                926,100         47,666,367
-------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                             116,300          2,485,331
-------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                       9,500            134,710
-------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                        983,000         53,720,950
-------------------------------------------------------------------------------------------------------
Progressive Corp.                                                            628,500         17,189,475
-------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                         18,500            819,920
-------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                   838,400         63,844,160
-------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                  47,100          2,607,927
-------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                        1,462,800         64,392,456
-------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                75,400          3,681,028
-------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                8,400            336,000
                                                                                        ---------------
                                                                                            754,206,838
-------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
CB Richard Ellis Group, Inc., Cl. A 1                                         48,300          3,736,971
-------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                                      46,300          3,681,313
                                                                                        ---------------
                                                                                              7,418,284
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Astoria Financial Corp.                                                      171,250          5,182,025
-------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                  162,800         11,900,680
-------------------------------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                                    262,900          3,599,101
-------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                         64,600          4,255,202
-------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                         88,800          4,040,400
-------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                           104,100          6,362,592
-------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                    1,026,229         47,114,173
-------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                       35,000          1,697,150
                                                                                        ---------------
                                                                                             84,151,323
-------------------------------------------------------------------------------------------------------
HEALTH CARE--12.0%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
Amgen, Inc. 1                                                              1,615,700        109,205,163
-------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                       223,600          6,618,560
-------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                      704,600         40,394,718
-------------------------------------------------------------------------------------------------------
Techne Corp. 1                                                                14,700            803,796
                                                                                        ---------------
                                                                                            157,022,237
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Becton, Dickinson & Co.                                                      675,700         40,832,551
-------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                 105,400          3,711,134
-------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                  1,130,135         23,371,192
-------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                      123,200          4,526,368
                                                                                        ---------------
                                                                                             72,441,245


6                             |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.3%
Aetna, Inc.                                                                  926,000    $    35,613,960
-------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                      321,300         14,005,467
-------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                        996,400         66,669,124
-------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                                        1,111,700         53,328,249
-------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                  507,600         47,074,824
-------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                      382,000         27,992,960
-------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                                                    11,100            522,477
-------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                  1,005,200         44,681,140
-------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                            75,300          3,239,406
-------------------------------------------------------------------------------------------------------
Healthways, Inc. 1                                                             1,700             90,338
-------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                               159,200          8,060,296
-------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                        88,300          5,241,488
-------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                              50,500          2,345,220
-------------------------------------------------------------------------------------------------------
McKesson Corp.                                                             1,047,100         51,831,450
-------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                              100,800          4,655,952
-------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                      362,700         20,216,898
-------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                                        34,100          1,571,669
-------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                               123,600          5,092,320
-------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                                 84,500          2,829,905
-------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                   2,446,394        107,543,480
-------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                          1,280,372         91,649,028
                                                                                        ---------------
                                                                                            594,255,651
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.6%
Abbott Laboratories                                                        1,476,600         63,050,820
-------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                         86,300          2,021,146
-------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                 74,400          1,737,984
-------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                   1,598,800         39,250,540
-------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                         56,300          1,651,842
-------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                  118,800          4,452,624
-------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                          2,260,044        136,099,850
-------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                 348,400          6,194,552
-------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                          3,645,650        121,363,689
-------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                     119,800          2,505,018
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                               4,747,945        112,336,379
-------------------------------------------------------------------------------------------------------
Wyeth                                                                        582,800         26,657,272
                                                                                        ---------------
                                                                                            517,321,716
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--12.6%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.6%
Alliant Techsystems, Inc. 1                                                   58,700          4,582,122
-------------------------------------------------------------------------------------------------------
Armor Holdings, Inc. 1                                                        56,500          3,227,280
-------------------------------------------------------------------------------------------------------
Boeing Co.                                                                 1,392,400        115,917,300
-------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                       908,000         57,785,120
-------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                 85,300          3,512,654
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        917,600         66,516,824
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                       949,700         61,426,596


7                             |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
Raytheon Co.                                                               1,330,800    $    61,017,180
-------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                    420,500         26,289,660
                                                                                        ---------------
                                                                                            400,274,736
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
EGL, Inc. 1                                                                   51,900          2,339,133
-------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                  306,800         33,524,036
-------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                           429,900         34,628,445
                                                                                        ---------------
                                                                                             70,491,614
-------------------------------------------------------------------------------------------------------
AIRLINES--0.2%
AMR Corp. 1,2                                                                300,700          7,415,262
-------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                        129,000          3,199,200
-------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                       414,600          6,675,060
-------------------------------------------------------------------------------------------------------
US Airways Group, Inc. 1                                                      61,100          2,853,370
                                                                                        ---------------
                                                                                             20,142,892
-------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Lennox International, Inc.                                                    50,500          1,437,230
-------------------------------------------------------------------------------------------------------
Masco Corp.                                                                1,444,900         44,820,798
-------------------------------------------------------------------------------------------------------
NCI Building Systems, Inc. 1                                                  18,500          1,121,840
-------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                 94,300          8,683,144
                                                                                        ---------------
                                                                                             56,063,012
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Administaff, Inc.                                                             36,200          1,391,166
-------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. 1                                              146,300          1,745,359
-------------------------------------------------------------------------------------------------------
Cendant Corp.                                                              1,799,600         29,099,532
-------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                      12,800            932,736
-------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                96,400          6,346,012
-------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. 1                                                     69,900          3,416,013
-------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                   37,130            949,043
-------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                      108,000          4,406,400
-------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                              120,700          4,953,528
-------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                       642,700         23,535,674
                                                                                        ---------------
                                                                                             76,775,463
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 1                                                           23,000          1,106,070
-------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                    69,900          2,888,967
-------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1                                                      148,100          2,465,865
                                                                                        ---------------
                                                                                              6,460,902
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Acuity Brands, Inc.                                                           66,800          2,665,320
-------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                                                 38,300          3,410,998
-------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                         553,700         45,691,324
-------------------------------------------------------------------------------------------------------
General Cable Corp. 1                                                         19,800            638,748
-------------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                          28,000          1,409,800
-------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                    531,800         36,311,304
-------------------------------------------------------------------------------------------------------
Smith (A.O.) Corp.                                                            25,400          1,116,330


8                             |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
Thomas & Betts Corp. 1                                                        39,200    $     2,254,000
                                                                                        ---------------
                                                                                             93,497,824
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.5%
3M Co.                                                                     1,327,000        111,016,820
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                       7,604,000        260,513,040
-------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                28,300          1,735,922
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                      796,200         21,584,982
                                                                                        ---------------
                                                                                            394,850,764
-------------------------------------------------------------------------------------------------------
MACHINERY--1.9%
AGCO Corp. 1                                                                  67,900          1,660,834
-------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                            652,100         47,570,695
-------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                 24,300          2,678,103
-------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                389,200         24,951,612
-------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                  412,100         30,305,834
-------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                            111,600          5,934,888
-------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                    949,000         47,117,850
-------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                                               670,600         29,244,866
-------------------------------------------------------------------------------------------------------
Kaydon Corp.                                                                  27,600          1,151,748
-------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                     39,100          1,798,209
-------------------------------------------------------------------------------------------------------
Paccar, Inc.                                                                  16,200          1,244,970
-------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                         57,700          4,501,754
-------------------------------------------------------------------------------------------------------
SPX Corp.                                                                    116,200          6,113,282
-------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                59,800          2,886,546
-------------------------------------------------------------------------------------------------------
Trinity Industries, Inc.                                                      57,200          3,565,848
-------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                  33,000          1,154,010
                                                                                        ---------------
                                                                                            211,881,049
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Arkansas Best Corp.                                                           29,100          1,199,211
-------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                           253,600         19,631,176
-------------------------------------------------------------------------------------------------------
CSX Corp.                                                                    545,200         36,484,784
-------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                   77,100          1,942,920
-------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                       290,300         15,316,228
-------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                           61,300          3,312,039
                                                                                        ---------------
                                                                                             77,886,358
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
MSC Industrial Direct Co., Inc., Cl. A                                        36,200          1,673,526
-------------------------------------------------------------------------------------------------------
United Rentals, Inc. 1                                                        38,600          1,257,588
-------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                                   25,500          1,676,370
                                                                                        ---------------
                                                                                              4,607,484
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.9%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.7%
Cisco Systems, Inc. 1                                                      6,924,500        136,274,160
-------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                             76,700          2,241,941
-------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                                3,420,300          8,721,765
-------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                             4,736,100         99,884,349
-------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                              159,800          3,450,082


9                             |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
QUALCOMM, Inc.                                                               940,275    $    42,509,833
-------------------------------------------------------------------------------------------------------
Tellabs, Inc. 1                                                              206,800          2,957,240
                                                                                        ---------------
                                                                                            296,039,370
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.3%
Apple Computer, Inc. 1                                                       477,500         28,540,175
-------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                       390,200          2,384,122
-------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                               4,062,400        103,103,712
-------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                  320,900          4,107,520
-------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                        3,896,900        126,181,622
-------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                      1,057,900         84,526,210
-------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                  199,300          7,788,644
-------------------------------------------------------------------------------------------------------
Palm, Inc. 1,2                                                               136,200          2,244,576
-------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                      545,000         11,090,750
                                                                                        ---------------
                                                                                            369,967,331
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc. 1                                               1,169,300         40,796,877
-------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                    170,500          5,541,250
-------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                 52,700          1,163,616
-------------------------------------------------------------------------------------------------------
Brightpoint, Inc.                                                             45,480            972,362
-------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                          11,900            771,001
-------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                                66,800          2,627,244
-------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                          1,427,100          5,080,476
-------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                             49,600          1,800,480
                                                                                        ---------------
                                                                                             58,753,306
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.5%
Digital Insight Corp. 1                                                       31,500          1,019,025
-------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                         64,800          2,848,608
-------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                            367,400          3,060,442
-------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                        127,700         47,481,414
-------------------------------------------------------------------------------------------------------
United Online, Inc.                                                          267,900          3,193,368
                                                                                        ---------------
                                                                                             57,602,857
-------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
Ceridian Corp. 1                                                             135,800          3,304,014
-------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                    493,082         27,735,863
-------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                            103,000          1,919,920
-------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                             10,400            242,112
-------------------------------------------------------------------------------------------------------
First Data Corp.                                                           1,678,200         77,381,802
-------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                               154,500          6,666,675
-------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                         74,700          3,479,526
-------------------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                                 57,800          2,021,844
-------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                471,000         17,290,410
-------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                           8,100            173,340
                                                                                        ---------------
                                                                                            140,215,506


10                            |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp. 1                                                              2,565,400    $    35,222,942
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Advanced Micro Devices, Inc. 1                                             1,582,330         48,878,174
-------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1                                                     124,400          1,183,044
-------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                         391,700         13,212,041
-------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                    2,994,400         50,635,304
-------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                 63,700          2,955,043
-------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                                     1,495,966         46,689,099
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                                8,027,900        144,662,758
-------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                        214,600          5,753,426
-------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                         156,500          7,009,635
-------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                            652,700          6,350,771
-------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                            104,600          3,663,092
-------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                               106,000          1,193,560
-------------------------------------------------------------------------------------------------------
Micron Technology, Inc. 1                                                  2,018,800         33,431,328
-------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                               1,004,800         25,803,264
-------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                             1,081,800         24,859,764
-------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                            124,300          3,641,990
-------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1                                                     226,200          1,366,248
-------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                    3,186,200         99,505,026
-------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                 33,700            834,075
                                                                                        ---------------
                                                                                            521,627,642
-------------------------------------------------------------------------------------------------------
SOFTWARE--3.6%
BEA Systems, Inc. 1                                                          561,100          7,608,516
-------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                         274,100          5,523,115
-------------------------------------------------------------------------------------------------------
CA, Inc.                                                                     473,080         10,280,028
-------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                               154,400          2,785,376
-------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                            103,700            763,232
-------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                             110,500          3,930,485
-------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                                             20,700            423,936
-------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                               138,900          7,679,781
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           10,901,700        246,923,505
-------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                                  24,700          2,331,186
-------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                             7,503,700        106,702,614
-------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                                                30,900            865,509
-------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                             400,300          8,178,129
-------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                       330,500          2,534,935
                                                                                        ---------------
                                                                                            406,530,347
-------------------------------------------------------------------------------------------------------
MATERIALS--2.6%
-------------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
Air Products & Chemicals, Inc.                                               268,700         17,425,195
-------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                       246,800          9,839,916
-------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                             22,200          1,071,150
-------------------------------------------------------------------------------------------------------
NewMarket Corp.                                                               21,500          1,040,600


11                            |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
PPG Industries, Inc.                                                         341,200    $    21,952,808
-------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                              586,500         29,565,465
-------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. B                                                           73,963            956,342
-------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1                                                            36,700            521,140
                                                                                        ---------------
                                                                                             82,372,616
-------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc.                                                         32,900          1,603,217
-------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                          43,000          3,356,150
                                                                                        ---------------
                                                                                              4,959,367
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Packaging Corp. of America                                                    58,300          1,241,790
-------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                               159,900          3,944,733
-------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                           96,300          4,141,863
                                                                                        ---------------
                                                                                              9,328,386
-------------------------------------------------------------------------------------------------------
METALS & MINING--1.7%
AK Steel Holding Corp. 1                                                     303,200          4,078,040
-------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                    52,300          5,847,140
-------------------------------------------------------------------------------------------------------
Century Aluminum Co. 1                                                        21,100            878,815
-------------------------------------------------------------------------------------------------------
Chaparral Steel Co. 1                                                         18,300          1,124,169
-------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                        104,200          2,564,362
-------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                  732,100         40,990,279
-------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                  495,000         52,108,650
-------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                           432,300         37,043,787
-------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                  73,650          2,895,918
-------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                 77,100          6,215,031
-------------------------------------------------------------------------------------------------------
Ryerson, Inc.                                                                 37,900            989,190
-------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                                              29,000          1,039,360
-------------------------------------------------------------------------------------------------------
Southern Copper Corp.                                                        232,300         19,780,345
-------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                          57,300          3,328,557
-------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                     72,900          4,839,102
-------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                  81,700          1,391,351
                                                                                        ---------------
                                                                                            185,114,096
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
Louisiana-Pacific Corp.                                                      121,000          2,935,460
-------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                            67,325          1,844,705
                                                                                        ---------------
                                                                                              4,780,165
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.8%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
AT&T, Inc.                                                                 1,031,336         26,876,616
-------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                              954,900         32,246,973
-------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                             142,700          5,101,525
-------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                  322,500          4,089,300
-------------------------------------------------------------------------------------------------------
Embarq Corp. 1                                                                61,991          2,583,165
-------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                                 6,894,400         48,329,744
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                               1,813,810         56,609,010
                                                                                        ---------------
                                                                                            175,836,333


12                            |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Leap Wireless International, Inc. 1                                           15,700    $       688,131
-------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                        1,239,831         26,296,816
                                                                                        ---------------
                                                                                             26,984,947
-------------------------------------------------------------------------------------------------------
UTILITIES--1.3%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
American Electric Power Co., Inc.                                          1,047,600         35,901,252
-------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                   603,800         23,693,112
-------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                             52,900          2,773,018
-------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                        215,000          9,038,600
-------------------------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value Obligation 1,3                       680,100            190,428
                                                                                        ---------------
                                                                                             71,596,410
-------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Constellation Energy Group, Inc.                                             172,780          8,932,726
-------------------------------------------------------------------------------------------------------
Mirant Corp. 1                                                                48,400          1,204,192
                                                                                        ---------------
                                                                                             10,136,918
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
ONEOK, Inc.                                                                  124,000          4,165,160
-------------------------------------------------------------------------------------------------------
UGI Corp.                                                                     72,400          1,684,024
                                                                                        ---------------
                                                                                              5,849,184
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
Alliant Energy Corp.                                                          70,300          2,418,320
-------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                     171,100          2,051,489
-------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                            520,300         14,682,866
-------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                 1,011,800         40,148,224
                                                                                        ---------------
                                                                                             59,300,899
                                                                                        ---------------
Total Common Stocks (Cost $9,152,435,808)                                                11,092,995,734
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred Shares 1 (Cost $0)           100,000                200

                                                                               UNITS
-------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1                                       485,800             74,667
-------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1                               68,554             22,623
                                                                                        ---------------
Total Rights, Warrants and Certificates (Cost $0)                                                97,290

                                                                           PRINCIPAL
                                                                              AMOUNT
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
-------------------------------------------------------------------------------------------------------
Undivided interest of 3.99% in joint repurchase agreement
(Principal Amount/Value $1,123,129,000, with a maturity value of
$1,123,282,806) with UBS Warburg LLC, 4.93%, dated 5/31/06, to be repurchased at $44,773,131 on 6/1/06, collateralized by Federal
National Mortgage Assn., 5%-5.50%, 3/1/34-5/1/36, with a value of
$733,305,055 and Federal Home Loan Mortgage Corp., 5.50%, 5/1/35,
with a value of $415,009,625
(Cost $44,767,000)                                                   $    44,767,000         44,767,000


13                            |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES LOANED) (COST $9,197,202,808)                           $ 11,137,860,224
--------------------------------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.2%
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
Undivided interest of 1.99% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity value of
$1,000,141,181) with Bank of America NA, 5.0825%, dated 5/31/06, to be repurchased at $19,891,447 on 6/1/06, collateralized by U.S.
Agency Mortgages, 5%, 10/1/35, with a value of $1,020,000,001 4
(Cost $19,888,639)                                                       $19,888,639          19,888,639
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $9,217,091,447)                               99.9%     11,157,748,863
--------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                  0.1          11,007,304
                                                                        --------------------------------
NET ASSETS                                                                     100.0%   $ 11,168,756,167
                                                                        ================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of May 31, 2006 was $190,428, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $9,308,706,608
                                              ===============

Gross unrealized appreciation                 $1,997,898,724
Gross unrealized depreciation                   (148,856,469)
                                              ---------------
Net unrealized appreciation                   $1,849,042,255
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the


14                            |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.


15                            |                     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of May 31, 2006, the Fund had no outstanding foreign currency contracts.

ILLIQUID SECURITIES

As of May 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of May 31, 2006, the Fund had on loan securities valued at $19,904,177. Collateral of $19,888,639 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


16                            |                     OPPENHEIMER MAIN STREET FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 07/13/2006